Note 20 - Loans and borrowings (Detail)	12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 MNC [Member] USD ($)	Dec. 31, 2012 MNC [Member] IDR	Dec. 31, 2012 Term Loan Extended to Innoform [Member] Quarterly [Member] USD ($)	Dec. 31, 2012 Term Loan Extended to Innoform [Member] Quarterly [Member] SGD	Dec. 31, 2012 Term Loan Extended to Innoform [Member] USD ($)	Dec. 31, 2012 Term Loan Extended to Innoform [Member] SGD	Oct. 31, 2012 Term Loan Extended to Innoform [Member] USD ($)	Oct. 31, 2012 Term Loan Extended to Innoform [Member] SGD	Dec. 31, 2011 Term Loan Extended to Innoform [Member] USD ($)	Dec. 31, 2011 Term Loan Extended to Innoform [Member] SGD	Dec. 31, 2012 Credit Facility Extended to Innoform [Member] USD ($)	Dec. 31, 2012 Credit Facility Extended to Innoform [Member] SGD	Oct. 31, 2012 Credit Facility Extended to Innoform [Member] USD ($)	Oct. 31, 2012 Credit Facility Extended to Innoform [Member] SGD	Dec. 31, 2011 Credit Facility Extended to Innoform [Member] USD ($)	Dec. 31, 2011 Credit Facility Extended to Innoform [Member] SGD	Dec. 31, 2010 Credit Facility Extended to Innoform [Member]	Dec. 31, 2012 Sub-Limit For Overdraft Facility Extended to Innoform [Member] USD ($)	Dec. 31, 2012 Sub-Limit For Overdraft Facility Extended to Innoform [Member] SGD	Dec. 31, 2011 Sub-Limit For Overdraft Facility Extended to Innoform [Member] USD ($)	Dec. 31, 2011 Sub-Limit For Overdraft Facility Extended to Innoform [Member] SGD	May 31, 2011 Sub-Limit For Overdraft Facility Extended to Innoform [Member] USD ($)	May 31, 2011 Sub-Limit For Overdraft Facility Extended to Innoform [Member] SGD
Line of Credit Facility, Maximum Borrowing Capacity															$ 7,700,000	10,000,000								$ 2,300,000	3,000,000
Debt Instrument, Face Amount (in Dollars)									1,500,000	2,000,000
Line of Credit Facility, Amount Outstanding	4,580,403	2,389,790											4,600,000	5.6			2,400,000	3,100,000		500,000	600,000	1,900,000	2,400,000
Line of Credit Facility, Interest Rate at Period End													4.00%	4.00%			4.02%	4.02%	4.02%
Debt Instrument, Periodic Payment					100,000	200,000
Debt Instrument, Term of Repayment							3 years	3 years
Loans Payable to Bank							500,000	700,000			1,000,000	1,300,000
Debt Instrument, Basis Spread on Variable Rate							4.00%	4.00%
Proceeds from Related Party Debt	$ 518,500		$ 518,500	5,000,000,000
Related Party Transaction, Rate			8.00%	8.00%